Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Summary of cash, cash equivalents, and restricted cash
The following table shows components of cash, cash equivalents, and restricted cash reported on the Condensed Consolidated Balance Sheets and in the Condensed Consolidated Statements of Cash Flows as of:

	June 30, 2021	December 31, 2020
Cash and cash equivalents	$36,221	$15,571
Restricted cash included in Other long-term assets	13,205	415

	$49,426	$15,986

The following table shows components of cash, cash equivalents, and restricted cash reported on the Consolidated Balance Sheets and in the Consolidated Statements of Cash Flows as of and for the years then ended:

	December 31,
	2020	2019
Cash and cash equivalents	$15,571	$23,865
Restricted cash included in Other current assets	—	153
Restricted cash included in Other long-term assets	415	513

	$15,986	$24,531

Summary of customers whose revenue and accounts receivable balances	The Company had the following customers whose revenue and accounts receivable balances individually represented 10% or more of the Company’s total revenue and/or accounts receivable:

	Six Months Ended June 30,		June 30, 2021	December 31, 2020
	2021	2020
	Revenue	Revenue	Accounts Receivable	Accounts Receivable
Customer A	30%	40%	33%	67%
Customer B	20%	22%	*	*
Customer C	12%	*	25%	*

*	Revenue and/or accounts receivable from these customers were less than 10% of total revenue and/or accounts receivable during/as of the end of the period.
The Company had the following customers whose revenue and accounts receivable balances individually represented 10% or more of the Company’s total revenue and/or accounts receivable:

	Year Ended December 31,		December 31,
	2020	2019	2020		2019
	Revenue	Revenue	Accounts Receivable		Accounts Receivable
Customer A	36%	47%	67%		78%
Customer B	21%	10%		*		*
Customer C	*	14%		*		*

*	Revenue and/or accounts receivable from these customers were less than 10% of total revenue and/or accounts receivable during the period.
The Company has a concentration in vendor purchases. The Company believes its reliance on its vendors could be shifted over a period of time to alternative vendors should such a change be necessary. If the Company were to be unable to obtain alternative vendors due to factors beyond its control, operations would be disrupted in the short term while alternative vendors were secured. The Company has the following vendors where purchases of equipment, components and services individually represented 10% or more
of the Company’s total purchases:

	Year Ended December 31
	2020	2019
	Purchases	Purchases
Vendor A	15%	27%
Vendor B	11%	20%
Vendor C	11%	*
Vendor D	*	11%
Vendor E	*	10%

*	Purchases from these vendors were less than 10% of total purchased during the period.

Schedule of Estimated Useful Lives of Depreciable Assets [Table Text Block]
Depreciation and amortization are computed utilizing the straight-line method over the estimated useful lives of depreciable assets in the table below. Leasehold improvements are amortized using the straight-line method over the lesser of the life of the asset or the remaining life of the lease.

Years
Furniture and fixtures	7
Machinery and equipment	5
In-service ground stations	4
Computer software and website development	3
Computer equipment	3
Capitalized satellite launch costs and in-service satellites	2-3

Discloure of Costs Allocated to Cost Of Revenue [Table Text Block]	The following costs were allocated to Cost of revenue:

	Year Ended December 31,
	2020	2019
Depreciation	$4,444	$9,755
Ground station operations	2,743	2,950
Satellite operations	1,255	1,209
Launch operations	1,843	960

Total Cost of revenue	$10,285	$14,874